UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end December 31

Date of reporting period: January 1, 2024 – June 30, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Lisanti Small Cap Growth Fund

ASCGX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Lisanti Small Cap Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://lisantismallcap.com/investing-in-the-fund. You can also request this information by contacting us at (800) 441-7031.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lisanti Small Cap Growth Fund	$72	1.34%

Total Return Based on a $10,000 Investment

Date	Lisanti Small Cap Growth Fund	Russell 2000® Index	Russell 2000 Growth Index
06/30/14	$10,000	$10,000	$10,000
09/30/14	$9,507	$9,264	$9,387
12/31/14	$10,473	$10,165	$10,331
03/31/15	$11,060	$10,604	$11,016
06/30/15	$11,859	$10,649	$11,234
09/30/15	$10,674	$9,379	$9,767
12/31/15	$10,454	$9,717	$10,189
03/31/16	$9,535	$9,569	$9,711
06/30/16	$9,623	$9,932	$10,026
09/30/16	$10,713	$10,830	$10,951
12/31/16	$11,219	$11,787	$11,342
03/31/17	$11,866	$12,078	$11,948
06/30/17	$12,656	$12,375	$12,473
09/30/17	$13,441	$13,077	$13,248
12/31/17	$14,336	$13,513	$13,856
03/31/18	$14,824	$13,502	$14,174
06/30/18	$16,280	$14,549	$15,200
09/30/18	$18,239	$15,069	$16,039
12/31/18	$14,064	$12,025	$12,566
03/31/19	$16,534	$13,779	$14,721
06/30/19	$17,567	$14,067	$15,125
09/30/19	$16,510	$13,730	$14,494
12/31/19	$17,669	$15,094	$16,145
03/31/20	$13,787	$10,473	$11,986
06/30/20	$19,155	$13,135	$15,651
09/30/20	$21,071	$13,783	$16,772
12/31/20	$27,007	$18,107	$21,737
03/31/21	$28,507	$20,407	$22,797
06/30/21	$29,824	$21,283	$23,690
09/30/21	$29,022	$20,355	$22,351
12/31/21	$29,892	$20,791	$22,353
03/31/22	$25,584	$19,226	$19,530
06/30/22	$19,087	$15,920	$15,770
09/30/22	$19,168	$15,572	$15,808
12/31/22	$18,720	$16,542	$16,461
03/31/23	$19,618	$16,995	$17,461
06/30/23	$20,174	$17,879	$18,692
09/30/23	$17,952	$16,962	$17,324
12/31/23	$19,536	$19,342	$19,533
03/31/24	$22,206	$20,344	$21,014
06/30/24	$22,856	$19,677	$20,400

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective May 1, 2024, the Fund changed its primary benchmark from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely aligns with the Fund’s investment strategies and investment restrictions.

How did the Fund perform in the last six months?

Performance of the Fund in the first half of 2024 was driven by individual stock selection. The Fund’s investment process focuses on companies that have individual, idiosyncratic drivers of growth and are showing or on the path to show strong operating leverage. The Consumer Discretionary, Healthcare and Industrials sectors were the greatest contributors to outperformance, while Financials and Communications Services detracted modestly from performance. The focus in Consumer Discretionary was on companies that have transformed their business models to adapt to the new environment, and that offer a very strong value proposition to a more discerning and disciplined consumer, such as Modine Manufacturing, Abercrombie & Fitch and Freshpet. In Healthcare, the Fund benefited from companies with very strong growth profiles that offer innovative therapies and/or devices to solve significant medical challenges, such as Viking Therapeutics, TransMedics Group, and PROCEPT BioRobotics. In Industrials, the team focused on companies that solved critical issues, such as FTAI Aviation, which provides parts to the aerospace industry.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Lisanti Small Cap Growth Fund	13.30%	5.41%	8.62%
Russell 2000® Index	10.06%	6.94%	7.00%
Russell 2000 Growth Index	9.14%	6.17%	7.39%

Fund Statistics

Total Net Assets	$26,328,534
# of Portfolio Holdings	88
Portfolio Turnover Rate	101%
Investment Advisory Fees (Net of fees waived)	$34,675

Sector Weightings

(% total investments)*

Value	Value
Industrials	27.3%
Information Technology	25.0%
Health-Care	20.6%
Consumer Discretionary	14.8%
Consumer Staples	4.2%
Energy	3.7%
Materials	2.0%
Financials	1.2%
Communication Services	1.2%

* excluding cash equivalents

Top Ten Holdings

(% of investments)*

FTAI Aviation, Ltd.	2.70%
Q2 Holdings, Inc.	2.43%
Freshpet, Inc.	2.37%
PROCEPT BioRobotics Corp.	2.25%
Ollie's Bargain Outlet Holdings, Inc.	2.19%
Federal Signal Corp.	1.98%
TransMedics Group, Inc.	1.90%
FormFactor, Inc.	1.86%
Credo Technology Group Holding, Ltd.	1.81%
SPX Technologies, Inc.	1.81%

* excluding cash equivalents

Asset Class Weightings

(% total investments)

Value	Value
Common Stock	98.7%
Money Market Fund	1.3%

Lisanti Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the fund?

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group).  If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://lisantismallcap.com/investing-in-the-fund or scan the QR code.

228S-ASCGX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Lisanti Small
Cap Growth Fund
Semi Annual Financials and
Other Information
June 30, 2024
(Unaudited)

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2024

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 99.6%
Communication Services - 1.2%
23,150 Magnite, Inc.
(a)
$ 307,663
Consumer Discretionary - 14.7%
1,790 Abercrombie & Fitch Co.
(a)
318,334
22,550 Arhaus, Inc. 381,997
3,110 Boot Barn Holdings, Inc.
(a)
400,972
14,790 Bowlero Corp. 214,307
1,905 Crocs, Inc.
(a)
278,016
615 Duolingo, Inc.
(a)
128,332
3,380 Light & Wonder, Inc.
(a)
354,495
2,885 Modine Manufacturing Co.
(a)
289,048
5,845 Ollie's Bargain Outlet Holdings,
Inc.
(a)
573,804
5,255 On Holding AG, Class A
(a)
203,894
3,545 Smith Douglas Homes Corp.
(a)
82,882
12,145 Sweetgreen, Inc., Class A
(a)
366,050
640 Wingstop, Inc. 270,502
3,862,633
Consumer Staples - 4.2%
4,090 BellRing Brands, Inc.
(a)
233,703
1,185 elf Beauty, Inc.
(a)
249,703
4,800 Freshpet, Inc.
(a)
621,072
1,104,478
Energy - 3.7%
10,490 TechnipFMC PLC 274,314
50,875 Transocean, Ltd.
(a)
272,181
3,525 Weatherford International PLC
(a)
431,636
978,131
Financials - 1.2%
8,605 Skyward Specialty Insurance
Group, Inc.
(a)
311,329
Health-Care - 20.5%
4,125 ANI Pharmaceuticals, Inc.
(a)
262,680
1,575 Apellis Pharmaceuticals, Inc.
(a)
60,417
6,030 BioLife Solutions, Inc.
(a)
129,223
7,895 Castle Biosciences, Inc.
(a)
171,874
5,085 Corcept Therapeutics, Inc.
(a)
165,212
6,005 Crinetics Pharmaceuticals, Inc.
(a)
268,964
2,430 Cytokinetics, Inc.
(a)
131,657
8,590 Dyne Therapeutics, Inc.
(a)
303,141
2,905 Glaukos Corp.
(a)
343,807
1,520 HealthEquity, Inc.
(a)
131,024
4,675 Inari Medical, Inc.
(a)
225,101
5,135 Intra-Cellular Therapies, Inc.
(a)
351,696
4,865 Lantheus Holdings, Inc.
(a)
390,611
8,655 Pacira BioSciences, Inc.
(a)
247,620
9,650 PROCEPT BioRobotics Corp.
(a)
589,518
7,310 RxSight, Inc.
(a)
439,843
Shares Security Description Value
Health-Care - 20.5% (continued)
9,750 Tandem Diabetes Care, Inc.
(a)
$ 392,827
3,310 TransMedics Group, Inc.
(a)
498,552
335 Vaxcyte, Inc.
(a)
25,296
3,110 Vericel Corp.
(a)
142,687
2,520 Viking Therapeutics, Inc.
(a)
133,585
5,405,335
Industrials - 27.2%
1,570 AeroVironment, Inc.
(a)
285,991
5,770 Ameresco, Inc., Class A
(a)
166,234
5,075 American Superconductor Corp.
(a)
118,704
2,185 Applied Industrial Technologies,
Inc. 423,890
2,165 Chart Industries, Inc.
(a)
312,496
1,990 Clean Harbors, Inc.
(a)
450,038
1,435 Comfort Systems USA, Inc. 436,412
6,005 Construction Partners, Inc.,
Class A
(a)
331,536
5,525 Enerpac Tool Group Corp. 210,944
6,195 Federal Signal Corp. 518,336
6,190 Fluor Corp.
(a)
269,575
6,850 FTAI Aviation, Ltd. 707,126
2,210 Kirby Corp.
(a)
264,603
1,950 MasTec, Inc.
(a)
208,631
5,575 Montrose Environmental Group,
Inc.
(a)
248,422
3,935 NEXTracker, Inc., Class A
(a)
184,473
3,040 Parsons Corp.
(a)
248,702
3,340 SPX Technologies, Inc.
(a)
474,748
2,115 Sterling Infrastructure, Inc.
(a)
250,289
8,785 The AZEK Co., Inc.
(a)
370,112
7,200 UL Solutions, Inc., Class A 303,768
4,300 VSE Corp. 379,604
7,164,634
Information Technology - 24.9%
10,325 Alkami Technology, Inc.
(a)
294,056
1,410 Astera Labs, Inc.
(a)
85,319
3,100 Camtek, Ltd./Israel 388,244
4,845 Coherent Corp.
(a)
351,069
3,855 CommVault Systems, Inc.
(a)
468,652
14,900 Credo Technology Group Holding,
Ltd.
(a)
475,906
1,200 CyberArk Software, Ltd.
(a)
328,104
9,800 Extreme Networks, Inc.
(a)
131,810
1,160 Fabrinet
(a)
283,956
8,055 FormFactor, Inc.
(a)
487,569
985 Guidewire Software, Inc.
(a)
135,822
2,060 Impinj, Inc.
(a)
322,946
3,670 Itron, Inc.
(a)
363,183

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2024

See Notes to Financial Statements.
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Information Technology - 24.9% (continued)
3,330 MACOM Technology Solutions
Holdings, Inc.
(a)
$ 371,195
2,570 Napco Security Technologies, Inc. 133,512
1,940 Onto Innovation, Inc.
(a)
425,947
10,545 Q2 Holdings, Inc.
(a)
636,180
3,625 Semtech Corp.
(a)
108,315
2,040 SiTime Corp.
(a)
253,735
2,860 Varonis Systems, Inc.
(a)
137,194
7,965 Veeco Instruments, Inc.
(a)
372,045
6,554,759
Materials - 2.0%
2,390 Carpenter Technology Corp. 261,896
3,805 Knife River Corp.
(a)
266,883
528,779
Total Common Stock (Cost $21,171,191) 26,217,741
Shares Security Description Value
Money Market Fund - 1.3%
347,850 First American Treasury
Obligations Fund,
Class X, 5.21%
(b)
(Cost $347,850) 347,850
Investments, at value - 100.9% (Cost
$21,519,041) $ 26,565,591
Other Assets & Liabilities, Net - (0.9)% (237,057)
Net Assets - 100.0% $ 26,328,534
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 26,565,591
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 26,565,591
PORTFOLIO HOLDINGS
% of Total Investments
Communication Services 1.2%
Consumer Discretionary 14.5%
Consumer Staples 4.1%
Energy 3.7%
Financials 1.2%
Health-Care 20.3%
Industrials 27.0%
Information Technology 24.7%
Materials 2.0%
Money Market Fund 1.3%
100.0%

Lisanti Small Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $21,519,041) $ 26,565,591
Receivables:
Fund shares sold 2,497
Dividends 2,044
Prepaid expenses 17,096
Total Assets
26,587,228
LIABILITIES
Payables:
Investment securities purchased 161,632
Fund shares redeemed 55,083
Accrued Liabilities:
Investment adviser fees 6,015
Fund services fees 14,111
Other expenses 21,853
Total Liabilities
258,694
NET ASSETS
$ 26,328,534
COMPONENTS OF NET ASSETS
Paid-in capital $ 47,907,072
Accumulated loss (21,578,538)
NET ASSETS
$ 26,328,534
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,361,428
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 19.34

Lisanti Small Cap Growth Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,066) $ 47,967
Total Investment Income
47,967
EXPENSES
Investment adviser fees 133,639
Fund services fees 96,063
Shareholder service fees 28,135
Custodian fees 3,558
Registration fees 10,569
Professional fees 22,308
Trustees' fees and expenses 3,499
Other expenses 31,974
Total Expenses 329,745
Fees waived
(140,290)
Net Expenses
189,455
NET INVESTMENT LOSS
(141,488)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 3,897,391
Net change in unrealized appreciation (depreciation) on investments
791,552
NET REALIZED AND UNREALIZED GAIN
4,688,943
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 4,547,455

Lisanti Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
June 30, 2024
For the Year
Ended
December 31,
2023
OPERATIONS
Net investment loss $ (141,488) $ (564,747)
Net realized gain 3,897,391 978,903
Net change in unrealized appreciation (depreciation) 791,552 986,988
Increase in Net Assets Resulting from Operations
4,547,455 1,401,144
CAPITAL SHARE TRANSACTIONS
Sale of shares 2,376,198 12,474,244
Redemption of shares
(11,427,132) (43,517,859)
Decrease in Net Assets from Capital Share Transactions
(9,050,934) (31,043,615)
Decrease in Net Assets
(4,503,479) (29,642,471)
NET ASSETS
Beginning of Period
30,832,013 60,474,484
End of Period
$ 26,328,534 $ 30,832,013
SHARE TRANSACTIONS
Sale of shares 140,417 774,563
Redemption of shares
(643,685) (2,728,467)
Decrease in Shares
(503,268) (1,953,904)

Lisanti Small Cap Growth Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
June 30, 2024
For the Years Ended December 31,
2023 2022 2021 2020 2019
NET ASSET VALUE,
Beginning of Period
$ 16.53 $ 15.84 $ 25.95 $ 30.96 $ 21.76 $ 17.71
INVESTMENT OPERATIONS
Net investment loss (a) (0.09) (0.17) (0.17) (0.38) (0.28) (0.25)
Net realized and
unrealized gain (loss)
2.90 0.86 (9.51) 3.32 11.66 4.78
Total from Investment
Operations
2.81 0.69 (9.68) 2.94 11.38 4.53
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – (0.43) (7.95) (2.18) (0.48)
Total Distributions to
Shareholders
– – (0.43) (7.95) (2.18) (0.48)
REDEMPTION FEES(a)
– – 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 19.34 $ 16.53 $ 15.84 $ 25.95 $ 30.96 $ 21.76
TOTAL RETURN
17.00%(c) 4.36% (37.37)% 10.69% 52.85% 25.62%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period
(000s omitted) $ 26,329 $ 30,832 $ 60,474 $ 105,111 $ 82,925 $ 50,637
Ratios to Average Net
Assets:
Net investment loss (1.00)%(d) (1.05)% (0.91)% (1.14)% (1.17)% (1.20)%
Net expenses 1.34%(d) 1.35% 1.34% 1.35% 1.35% 1.35%
Gross expenses (e) 2.34%(d) 1.88% 1.67% 1.61% 1.78% 1.98%
PORTFOLIO TURNOVER
RATE 101%(c) 475% 347% 264% 314% 252%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Note 1. Organization
The Lisanti Small Cap Growth Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on February 27, 2004. The Fund seeks maximum capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has
designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the
Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2024, for the Fund’s investments is included in the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and foreign currency gains, if any, are

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of
Operations. During the period, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed. As of June 30, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterpary to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s statement of assets and liabilities.
Note 3. Fees and Expenses
Investment Adviser – Lisanti Capital Growth, LLC (the “Adviser”) is the investment adviser to the Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.
Shareholder Service Plan – The Trust has adopted a shareholder service plan for the Fund under which the
Fund may reimburse the Fund’s administrator for amounts paid by the administrator for providing shareholder service activities that are not otherwise provided by the transfer agent. The Fund’s administrator may make such payments to various financial institutions, including the Adviser, that provide shareholder servicing to their customers invested in the Fund in amounts of up to 0.25% annually of the average daily net assets of the Fund.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman).
The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-
of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35% through April 30, 2025. (“Expense Cap”) The Expense Cap may only be raised or eliminated with the consent of the Board. Other Fund service providers have agreed to waive a portion of their fees and such waivers may be changed or elimated with the approval of the Board. For the period ended June 30, 2024 , fees waived were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2024, $657,140 is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 98,964 $ 41,326 $ 140,290

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2024, totaled $28,163,704 and $37,494,545, respectively.
Note 6. Federal Income Tax
As of June 30, 2024 , the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation consists of:
As of December 31, 2023, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and PFICs.
For the year ended December 31, 2023, the Fund had $29,717,615 in short term capital loss carry forwards that have no expiration date.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Gross Unrealized Appreciation $ 5,362,737
Gross Unrealized Depreciation (316,187)
Net Unrealized Appreciation $ 5,046,550
Capital and Other Losses
$ (29,717,615)
Net Unrealized Appreciation
3,591,622
Total
$ (26,125,993)

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION
June 30, 2024

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of
Form N-CSR)
N/A

Lisanti Small Cap Growth Fund
P.O. Box 588
Portland, ME 04112
(800) 441-7031
www.lisantismallcap.com
Investment Adviser
Lisanti Capital Growth, LLC
777 Third Avenue, 14th Floor
New York, NY 10017
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general
information of the shareholders of the
Fund. It is not authorized for distribution
to prospective investors unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
risks, objectives, fees and expenses, experience
of its management and other information.
228 - SAR - 0624

.
(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 21, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 21, 2024